Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,538,250
Previously Paid Amount	0.00
Total Fee Amount	6,288.83
Total Offset Amount	0.00
Net Fee	6,288.83
Narrative - Max Aggregate Offering Price	$ 45,538,250
Final Prospectus	true